Borrowings - Summary of Security Details (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2018 MW
BALCO [member] | External commercial borrowings [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,200
Aluminum power plant capacity	3.25
Non-convertible debentures [member] | Lanjigarh [Member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	210
Aluminum power plant capacity	1
Non-convertible debentures [member] | Jharsuguda aluminium [Member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Non-convertible debentures [member] | MTPA [Member] | Lanjigarh [Member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	90
Non-convertible debentures [member] | MTPA [Member] | Jharsuguda aluminium [Member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Term Loans [Member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	75
Term Loans [Member] | Aluminium smelter [Member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Term Loans [Member] | MTPA [Member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1
Term Loans [Member] | MTPA [Member] | Aluminium smelter [Member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6